                                                      Deutsche Asset Management

Lifecycle Short Range Fund--Investment Class
Lifecycle Mid Range Fund--Investment Class
Lifecycle Long Range Fund--Investment Class

Supplement dated July 31, 2002, in effect until August 19, 2002, to each Fund's Prospectus dated July 31, 2002

The prospectus is supplemented to reflect current shareholder service information. The following replaces all of the sections under 'How to Invest in the Funds.'


[LOGO] A Member of the
       Deutsche Bank Group

Calculating a Fund's Share Price

         A Fund calculates the price of its shares (also known as the 'net asset value' or 'NAV') in accordance with the standard formula for valuing mutual fund shares described below. A Fund calculates its net asset value as of the close of regular trading on the New York Stock Exchange each day the New York Stock Exchange is open for business. You can find a Fund's share price in the mutual fund listings of most major newspapers and on the Deutsche Asset Management website: www.deam-us.com.

         The formula for calculating a Fund's net asset value calls for deducting all of the liabilities from the total value of its assets--the market value of the securities it holds, plus its cash reserves--and dividing the result by the number of outstanding shares. A Fund values its securities at their stated market value if price quotations are readily available and reliable. When price quotations for a particular security are not readily available or may be unreliable, a Fund determines its value by the method it believes most accurately reflects its fair value under procedures adopted in good faith by and under the general supervision of the Board of Trustees.

         Prices for securities owned by a Fund that trade on foreign exchanges can change significantly on days when the New York Stock Exchange is closed and you cannot buy or sell Fund shares. Then price changes may ultimately affect the price of Fund shares the next time the Fund calculates its net asset value.

--------------------------------------------------------------------------------

The New York Stock Exchange is open every week, Monday through Friday, except when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day. On days when the New York Stock Exchange closes early each Fund will calculate its net asset value at the time of closing.


                                  The Lifecycle Funds -- Investment Class  |  3

Dividends and Distributions

         If a Fund earns net investment income, its policy is to distribute to shareholders all or substantially all of that income quarterly. A Fund reserves the right to include in the distribution any short-term capital gains on securities that it sells. If a Fund recognizes net capital gains, its policy is to distribute to shareholders substantially all previously undistributed capital gain at least annually. A Fund may also pay dividends and capital gains distributions at other times if necessary for the Fund to avoid federal income or excise tax. If you invest in a Fund close to the time that the Fund makes a capital gains distribution, generally you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash. A Fund automatically reinvests all dividends and distributions in shares of the Fund, unless you elect to have your dividends and distributions reinvested in shares of another Deutsche Asset Management fund or elect to receive them in cash. To make either election, complete the appropriate section of the application or notify the Deutsche Asset Management Service Center or your service agent at least five days before the date on which the next dividend or distribution will be paid. Any dividends payable on shares you redeem will be paid on the next dividend payable date. If you have redeemed all of your shares by that time, the dividend will be paid in cash whether or not that is the payment option you have elected.

Tax Considerations

         The following summary is based on current tax laws that may change. The tax considerations for tax-deferred accounts, nontaxable entities and non-US investors may be different. Because tax circumstances for each investor are unique and tax laws are subject to change, you should consult with your tax advisor before investing.

         If you are a taxable shareholder, you and other shareholders pay federal, state and local taxes on the income dividends or capital gains distributed by a Fund. Your taxes will vary from year to year, based on the amount of dividends and capital gains distributions paid out by a Fund. Every year a Fund will send you information on the tax status of dividends and distributions paid the previous year. You owe the taxes whether you receive cash or choose to have dividends and distributions reinvested.

4  |  The Lifecycle Funds -- Investment Class

         Dividends and distributions usually have the following tax status:

        Transaction                             Tax status
        Income dividends                        Ordinary Income
        ---------------------------------------------------------------
        Short-term capital gains distributions* Ordinary Income
        ---------------------------------------------------------------
        Long-term capital gains distributions*  Long-term capital gains
        ---------------------------------------------------------------

         * Whether a capital gain distribution is considered short-term or long-term does not depend on how long you own your shares.

         In addition, the sale (including a redemption or exchange) of Fund shares is generally a taxable transaction for you. By law, a Fund must withhold a portion of your taxable distributions, dividends and sales proceeds equal to the current backup withholding tax rate, if you do not provide your correct social security or taxpayer identification number along with the certifications required by the IRS, or if the IRS instructs the Fund to do so.

             Transaction               Tax status
             Your sale of shares owned Generally, long-term more
                                       than one year capital
                                       gains or losses
             ------------------------------------------------------
             Your sale of shares owned Generally, short-term
                                       capital for one year or less
                                       gains or losses subject to
                                       special rules
             ------------------------------------------------------

                                  The Lifecycle Funds -- Investment Class  |  5

Buying and Selling Fund Shares

         You may only purchase Investment Class shares of a Fund if you have a shareholder account set up with a service agent such as a financial planner, investment advisor, broker-dealer or other institution or if you currently have an account in Investment Class shares of a Fund.

            Minimum Account Investments
            Initial investment                                $1,000
            --------------------------------------------------------
            Subsequent investment                                $50
            --------------------------------------------------------
            IRA account, initial investment                     $500
            --------------------------------------------------------
            Subsequent investment                                $50
            --------------------------------------------------------
            Automatic investment plan (minimum/maximum) $50/$250,000
            --------------------------------------------------------
            Minimum account balance                           $1,000
            --------------------------------------------------------

         Accounts opened through a service agent may have different minimum investment amounts. A Fund and its service providers reserve the right, from time to time in their discretion, to waive or reduce the investment minimum.

         Shares of the Lifecycle Short Range Fund and the Lifecycle Mid Range Fund may be purchased without regard to the investment minimums by a Director or Trustee of any mutual fund advised or administered by DeAM, Inc. or its affiliates, or employees of Deutsche Bank AG and its affiliates, their spouses and minor children.

6  |  The Lifecycle Funds -- Investment Class

         Important information about buying and selling shares

         . To buy or sell shares of a Fund, contact your service agent or the Deutsche Asset Management Service Center at 1-800-730-1313. Once you place your order with a service agent, it is considered received by the Service Center. It is then your service agent's responsibility to transmit the order to the Service Center. You should contact your service agent if you have a dispute as to when your order was received by the Service Center. Your service agent may charge a fee for buying and selling shares for you.

         . The price at which you buy and sell shares is based on the next calculation of the NAV after the order is received by the Service Center or your service agent, provided that your service agent forwards your order in a timely manner.

         . Each Fund accepts payment for shares only in US dollars by check, by bank or Federal Funds wire transfer, or by electronic bank transfer. Please note that a Fund does not accept cash, starter checks, third-party checks or checks issued by credit card companies or internet-based companies.

         . The payment of redemption proceeds and the processing of exchanges for shares of a Fund recently purchased by check may be delayed for up to 15 calendar days while the Fund waits for your check to clear.

         . We process all sales orders free of charge.

         . Unless otherwise instructed, the Service Center normally mails a check for the proceeds from the sale of your shares to your account address the next business day but may take up to seven days after the Service Center receives your order in proper form.

         . Each reserves the right to close your account on 60 days' notice if it fails to meet minimum balance requirements for any reason other than a change in market value.

         . If you sell shares by mail or wire, you may be required to obtain a signature guarantee. Please contact your service agent for more information.

                                  The Lifecycle Funds -- Investment Class  |  7

         . Each fund remits proceeds from the sale of shares in US dollars.
           Under certain circumstances, each Fund reserves the right to redeem shares 'in-kind,' which means that the Fund may give you a portion of your redemption in portfolio securities.

         . We do not issue share certificates.

         . Selling shares of trust accounts and business or organization accounts may require additional documentation. Please contact your service agent for more information.

         . You may have difficulty contacting the Service Center by telephone during times of market volatility or disruption in telephone service. The Service Center will not accept purchase and sale orders on New York Stock Exchange holidays. The Service Center will close at the same time as the New York Stock Exchange on days when the New York Stock Exchange closes early. If you are unable to reach the Service Center by telephone, you should make your request by mail.

         . Each Fund reserves the right to reject purchases of Fund shares
           (including purchases that are part of an exchange) for any reason. Each Fund reserves the right to suspend or postpone redemptions during periods when: 1) the New York Stock Exchange is closed; 2) trading on the New York Stock Exchange is restricted; or 3) an emergency exists which prohibits the Fund from disposing of its portfolio securities or pricing its shares.

         . Your purchase order may not be accepted if a Fund determines that your purchase would be detrimental to the interests of its shareholders. Each Fund specifically reserves the right to refuse your order if it is part of multiple purchase or exchange requests that the Fund, in its sole discretion, deems to involve excessive trading or to be part of a market timing strategy. In making its determination, a Fund may consider orders you have placed individually, orders placed in combination with a group of shareholders or commonly controlled accounts and orders placed by your service agent. For these purposes, a Fund may consider, among other factors, your trading history in this or any affiliated fund, the funds involved, the amount of your investment and your background and the background of any other investors or service agents involved.

8  |  The Lifecycle Funds -- Investment Class

         Account Statements and Fund Reports. Your service agent will furnish you with a written confirmation of every transaction that affects your account balance. You will also receive periodic statements reflecting the balances in your account. The Service Center will send you annual and semi-annual reports on a Fund's overall performance, its holdings and its investing strategies.

         Exchange Privilege. You may exchange all or part of your shares for shares of certain other Deutsche Asset Management funds up to four times a calendar year. When you exchange shares, you are selling shares in one fund to purchase shares in another. Before buying shares through an exchange, you should be sure to obtain a copy of that fund's prospectus and read it carefully. You may order exchanges over the phone only if your account is authorized to do so.

         Please note the following:

         . The accounts between which the exchange is taking place must have the same name, address and taxpayer ID number.

         . You may make the exchange by phone, if your account has the exchange by phone feature, or by letter.

         . If you are maintaining a taxable account, you may have to pay taxes on the exchange.

         . Your exchange must meet the minimum amount for the class of shares being purchased.

                                  The Lifecycle Funds -- Investment Class  |  9

Financial Highlights

The tables below provide a picture of each Fund's financial performance for the past five years. The information selected reflects financial results for a single Fund share. The total returns in the tables represent the rate of return that an investor would have earned on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, is included in a Fund's annual report. The annual report is available free of charge by calling the Transfer Agent at 1-800-730-1313.

Lifecycle Short Range Fund

                                                For the Years Ended March 31,
                                              2002    2001    2000    1999    1998

Per share operating performance:
----------------------------------------------------------------------------------
Net asset value, beginning of year         $10.05  $10.54  $10.23  $10.82  $10.31
----------------------------------------------------------------------------------
Income from investment operations
----------------------------------------------------------------------------------
Net investment income                        0.38    0.48    0.39    0.40    0.44
----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currencies          (0.04)  (0.21)   0.18    0.43    1.39
----------------------------------------------------------------------------------
Total from investment operations             0.34    0.27    0.57    0.83    1.83
----------------------------------------------------------------------------------
Distributions to shareholders
----------------------------------------------------------------------------------
Net investment income                       (0.31)  (0.40)  (0.26)  (0.44)  (0.46)
----------------------------------------------------------------------------------
Net realized gain from investment
transactions                                   --   (0.36)     --   (0.76)  (0.86)
----------------------------------------------------------------------------------
In excess of net investment income             --      --      --   (0.22)     --
----------------------------------------------------------------------------------
Total distributions                         (0.31)  (0.76)  (0.26)  (1.42)  (1.32)
----------------------------------------------------------------------------------
Net asset value, end of year               $10.08  $10.05  $10.54  $10.23  $10.82
----------------------------------------------------------------------------------
Total investment return/1/                   3.42%   2.52%   5.76%   7.76%  18.68%
----------------------------------------------------------------------------------

Supplemental data and ratios:
----------------------------------------------------------------------------------
Net assets, end of year (000s omitted)     $24,919 $29,504 $37,695 $44,532 $49,408
----------------------------------------------------------------------------------
Ratios to average net assets:
----------------------------------------------------------------------------------
Net investment income                        3.69%   4.85%   3.61%   3.52%   4.06%
----------------------------------------------------------------------------------
Expenses after waivers, and/or
reimbursements including expenses of
the Asset Management Portfolio III           1.00%   1.00%   1.00%   1.00%   1.00%
----------------------------------------------------------------------------------
Expenses before waivers, and/or
reimbursements including expenses of
the Asset Management Portfolio III           1.86%   1.72%   1.67%   1.55%   1.58%
----------------------------------------------------------------------------------
Portfolio turnover rate/2/                    153%    148%    354%    344%    389%
----------------------------------------------------------------------------------

/1/ Total return would have been lower had certain Fund expenses not been reimbursed and/or waived.
/2/ The portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.

10  |  The Scudder Lifecycle Funds -- Investment Class

Lifecycle Mid Range Fund

                                                For the Years Ended March 31,
                                              2002     2001    2000    1999    1998

Per share operating performance:
-----------------------------------------------------------------------------------
Net asset value, beginning of year          $9.78  $11.38   $10.60  $12.32  $10.80
-----------------------------------------------------------------------------------
Income from investment operations
-----------------------------------------------------------------------------------
Net investment income                        0.30    0.42     0.32    0.32    0.37
-----------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments and foreign currencies          (0.06)  (0.86)    0.71    0.84    2.36
-----------------------------------------------------------------------------------
Total from investment operations             0.24   (0.44)    1.03    1.16    2.73
-----------------------------------------------------------------------------------

Distributions to shareholders
-----------------------------------------------------------------------------------
Net investment income                       (0.27)  (0.33)   (0.23)  (0.38)  (0.37)
-----------------------------------------------------------------------------------
Net realized gain from investment
transactions                                   --   (0.83)   (0.02)  (2.32)  (0.84)
-----------------------------------------------------------------------------------
In excess of net investment income             --      --       --   (0.18)     --
-----------------------------------------------------------------------------------
Total distributions                         (0.27)  (1.16)   (0.25)  (2.88)  (1.21)
-----------------------------------------------------------------------------------
Net asset value, end of year                $9.75   $9.78   $11.38  $10.60  $12.32
-----------------------------------------------------------------------------------
Total investment return/1/                   2.48%  (4.25)%   9.80%  10.12%  26.33%
-----------------------------------------------------------------------------------

Supplemental data and ratios:
-----------------------------------------------------------------------------------
Net assets, end of year (000s omitted)     $72,396 $80,617  $98,610 $77,556 $95,103
-----------------------------------------------------------------------------------
Ratios to average net assets:
-----------------------------------------------------------------------------------
Net investment income                        3.04%   3.86%    3.03%   2.75%   3.31%
-----------------------------------------------------------------------------------
Expenses after waivers, and/or
reimbursements including expenses of
the Asset Management Portfolio II            1.00%   1.00%    1.00%   1.00%   1.00%
-----------------------------------------------------------------------------------
Expenses before waivers, and/or
reimbursements including expenses of
the Asset Management Portfolio II            1.54%   1.51%    1.51%   1.51%   1.48%
-----------------------------------------------------------------------------------
Portfolio turnover rate/2/                    127%    139%     273%    202%    275%
-----------------------------------------------------------------------------------

/1/ Total return would have been lower had certain Fund expenses not been reimbursed and/or waived.

/2/ The portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.

                         The Scudder Lifecycle Funds -- Investment Class  |  11

Lifecycle Long Range Fund

                                                For the Years Ended March 31,
                                            2002      2001     2000     1999     1998

Per share operating
performance:
-------------------------------------------------------------------------------------
Net asset value,
beginning of year                        $10.67   $13.86    $12.57   $14.57   $11.96
-------------------------------------------------------------------------------------
Income from
investment operations
-------------------------------------------------------------------------------------
Net investment income                      0.26     0.34      0.33     0.43     0.32
-------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and foreign currencies     (0.08)   (1.73)     1.32     1.27     3.57
-------------------------------------------------------------------------------------
Total from investment
operations                                 0.18    (1.39)     1.65     1.70     3.89
-------------------------------------------------------------------------------------
Distributions to shareholders
-------------------------------------------------------------------------------------
Net investment income                     (0.21)   (0.23)    (0.24)   (0.47)   (0.33)
-------------------------------------------------------------------------------------
Net realized gain from investment
transactions                              (0.03)   (1.57)    (0.12)   (2.98)   (0.95)
-------------------------------------------------------------------------------------
In excess of net investment income           --       --        --    (0.25)      --
-------------------------------------------------------------------------------------
Total distributions                       (0.24)   (1.80)    (0.36)   (3.70)   (1.28)
-------------------------------------------------------------------------------------
Net asset value, end of year             $10.61   $10.67    $13.86   $12.57   $14.57
-------------------------------------------------------------------------------------
Total investment return/1/                 1.70%  (11.35)%   13.46%   12.44%   33.69%
-------------------------------------------------------------------------------------

Supplemental data and ratios:
-------------------------------------------------------------------------------------
Net assets, end of year
(000s omitted)                          $135,671 $128,377  $166,896 $133,550 $138,801
-------------------------------------------------------------------------------------
Ratios to average net assets:
-------------------------------------------------------------------------------------
Net investment income                      2.39%    2.78%     2.30%    2.51%    2.57%
-------------------------------------------------------------------------------------
Expenses after waivers, and/or
reimbursements including expenses
of the Asset Management Portfolio          1.00%    1.00%     1.00%    1.00%    1.00%
-------------------------------------------------------------------------------------
Expenses before waivers, and/or
reimbursements including expenses
of the Asset Management Portfolio          1.44%    1.45%     1.46%    1.44%    1.45%
-------------------------------------------------------------------------------------
Portfolio turnover rate/2/                   90%     118%      222%     109%     199%
-------------------------------------------------------------------------------------

/1/ Total return would have been lower had certain Fund expenses not been reimbursed and/or waived.

/2/ The portfolio turnover rate is the rate for the master portfolio in which the Fund invests its assets.

12  |  The Scudder Lifecycle Funds -- Investment Class

Additional information about each Fund's investments and performance is available in the Fund's annual and semiannual reports to shareholders. In a Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You can find more detailed information about each Fund in the current Statement of Additional Information, dated July 31, 2002, which the Fund has filed electronically with the Securities and Exchange Commission (SEC) and which is incorporated by reference into this Prospectus. To receive your free copy of the Statement of Additional Information, the annual or semi-annual report, or if you have questions about investing in a Fund, write to us at:

                      Deutsche Asset Management Service Center
                      P.O. Box 219210
                      Kansas City, MO 64121-9210

or call our toll-free number at: 1-800-730-1313

You can find reports and other information about a Fund on the EDGAR database on the SEC web site (http://www.sec.gov), or you can get copies of this information, after payment of a duplication fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549. Information about each Fund, including its Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call the SEC at 202-942-8090.

Distributed by:
ICC Distributors, Inc.
Two Portland Square
Portland, ME 04101



                                                   CUSIP#
Lifecycle Short Range Fund--Investment Class:      055.922.827
Lifecycle Mid Range Fund--Investment Class:        055.922.835
Lifecycle Long Range Fund--Investment Class:       055.922.843
BT Investment Funds
                                                      811-4760
                                                    SLIFE-1-IV

              Please Retain This Supplement for Future Reference

BT Investment Funds
SLIFE-3601
CUSIPS:
055.922.827
055.922.835
055.922.843